Geographic information (Long-lived assets by individual countries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-lived assets	$ 36,641,664	$ 37,970,285
Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	100.00%	100.00%
China
Segment Reporting Information [Line Items]
Long-lived assets	$ 7,472,852	$ 7,965,456
China | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	20.40%	21.00%
United States
Segment Reporting Information [Line Items]
Long-lived assets	$ 4,257,232	$ 4,395,161
United States | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	11.60%	11.60%
Other countries
Segment Reporting Information [Line Items]
Long-lived assets	$ 24,911,580	$ 25,609,668
Other countries | Geographic Concentration Risk | Long-Lived Assets
Segment Reporting Information [Line Items]
Percentage of long-lived assets	68.00%	67.40%